Loans Due from Third Parties (Details Textual) - USD ($)	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 09, 2020	Apr. 30, 2019
Loans Due from Third Parties (Textual)
Purchased short-term investments				$ 1,148,930
Acquired short-term investments				$ 1,177,653
Interest rate of per annum	1.495%		7.00%
Repaid of loan	$ 814,003	$ 814,003
Loan value	$ 1,225,378